Sources of finance - Summary of Equity and Debt Financing (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Analysis of changes in financing
Beginning balance	£ 9,956.1	[1]	£ 9,761.7		£ 8,009.9
Ordinary shares issued	1.2		6.4		27.2
End of year	9,806.6		9,956.1	[1]	9,761.7
Analysis of changes in financing
Beginning of year	6,481.3
Net (decrease)/increase in drawings on bank loans and corporate bonds	(440.6)		599.6		(22.5)
End of year	6,217.9		6,481.3
Debt financing [member]
Analysis of changes in financing
Beginning of year	6,481.3		6,033.1
Net (decrease)/increase in drawings on bank loans and corporate bonds	(440.6)		599.6
Amortisation of financing costs included in debt	7.7		8.0
Other movements	(10.1)		(6.9)
Exchange adjustments	179.6		(152.5)
End of year	6,217.9		6,481.3		6,033.1
Issued capital and share premium [member]
Analysis of changes in financing
Beginning balance	701.8		695.4
Ordinary shares issued	1.2		6.4
End of year	£ 703.0		£ 701.8		£ 695.4

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.